Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Loss before income taxes	$ (26,254,852)	$ (22,505,057)	$ (33,122,888)
Statutory Canadian corporate tax rate	23.00%	24.00%	26.50%
Anticipated tax recovery	$ (6,038,616)	$ (5,401,214)	$ (8,777,565)
Foreign jurisdiction tax rate difference	2,716,319	3,237,898	3,088,811
Share-based compensation	879,957	614,154	389,591
Change in fair value of warrant derivative	(3,937)	(838,063)	3,341,334
Impact of Alberta rate change	0	96,028	3,758,175
Adjustment to opening tax pools	(552,079)	20,711	11,973
Other permanent differences	44,290	108,945	149,294
Expiry of tax benefits	1,661,187	0	0
Change in deferred tax benefits deemed not probable to be recovered	1,342,306	2,161,541	(1,961,613)
Current income taxes	$ 49,427	$ 0	$ 0